UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 06/30/2012


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              07/24/2012
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: 170350000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204      184    11280 SH       Sole                    11280
AFLAC Inc.                     COM              001055102      233     5480 SH       Sole                     5480
AT&T                           COM              00206r102      620    17394 SH       Sole                    16987               407
Aaron's, Inc.                  COM              002535300      300    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100     3910    60656 SH       Sole                    58821              1835
Ace Limited                    COM              H0023r105     2792    37668 SH       Sole                    36128              1540
Align Technology               COM              016255101     4341   129745 SH       Sole                   125215              4530
Amazon.Com Inc                 COM              023135106     3931    17216 SH       Sole                    16490               726
Apache Petroleum               COM              037411105     2862    32569 SH       Sole                    31154              1415
Apple Computer Corp.           COM              037833100     2945     5043 SH       Sole                     4750               293
BCE Inc                        COM              05534b760      290     7050 SH       Sole                     7050
Becton Dickinson & Co          COM              075887109      315     4220 SH       Sole                     4220
Bed Bath & Beyond              COM              075896100      320     5170 SH       Sole                     5170
Berkshire Hathaway Cl B        COM              084670702     4040    48485 SH       Sole                    47025              1460
British American Tobacco plc   COM              110448107     3914    38330 SH       Sole                    37015              1315
Chevron Texaco Corp.           COM              166764100     4436    42050 SH       Sole                    40690              1360
Citrix Systems                 COM              177376100     2664    31739 SH       Sole                    30374              1365
Clorox Co.                     COM              189054109     3196    44103 SH       Sole                    43448               655
Coca Cola                      COM              191216100      393     5023 SH       Sole                     5023
Colgate-Palmolive Co.          COM              194162103      223     2143 SH       Sole                     2143
ConocoPhillips                 COM              20825C104      393     7040 SH       Sole                     7040
Consumer Discretionary Select  COM              81369y407      709    16199 SH       Sole                    15994               205
Consumer Staples Select Sector COM              81369Y308      767    22045 SH       Sole                    21820               225
Costco Whsl Group              COM              22160K105      365     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     1479    27650 SH       Sole                    26150              1500
Cummins Inc.                   COM              231021106     2767    28548 SH       Sole                    27338              1210
Danaher Corp Del               COM              235851102     3825    73451 SH       Sole                    71061              2390
Edwards Lifesciences           COM              28176e108     1432    13860 SH       Sole                    12960               900
Exxon Mobil                    COM              30231G102      699     8168 SH       Sole                     8168
Financial Select Sector - SPDR COM              81369Y605      740    50577 SH       Sole                    50037               540
General Electric               COM              369604103     3891   186725 SH       Sole                   179390              7335
Google Inc.                    COM              38259p508     3615     6232 SH       Sole                     5971               261
Guggenheim S&P Equal Weight En COM              78355w866      672    11665 SH       Sole                    11535               130
Guggenheim S&P Equal Weight He COM              78355w841      827    11160 SH       Sole                    11040               120
HomeDepot                      COM              437076102     4430    83600 SH       Sole                    80145              3455
IBM                            COM              459200101     3993    20417 SH       Sole                    19770               647
Intercontinental Exchange      COM              45865v100     2699    19851 SH       Sole                    19011               840
JP Morgan Chase & Co.          COM              46625H100     3129    87575 SH       Sole                    83770              3805
Johnson & Johnson              COM              478160104      582     8609 SH       Sole                     7679               930
Laboratory Corp of America     COM              50540r409     3508    37880 SH       Sole                    36750              1130
Life Technologies Corporation  COM              53217v109     2251    50040 SH       Sole                    49310               730
Lorillard Inc                  COM              544147101      205     1550 SH       Sole                     1525                25
MSCI Canada Index - iShares    COM              464286509     2736   105894 SH       Sole                   104349              1545
MSCI Emerging Markets Index Fu COM              464287234     5104   130424 SH       Sole                   128724              1700
MSCI Pacific ex-Japan - iShare COM              464286665      374     9170 SH       Sole                     9110                60
MSCI Singapore - iShares       COM              464286673     3072   249351 SH       Sole                   246151              3200
MSCI Switzerland - iShares     COM              464286749     3760   164116 SH       Sole                   161961              2155
McDonald's Corp.               COM              580135101      296     3346 SH       Sole                     3346
Merck & Co. Inc. Newcom        COM              58933Y105      331     7920 SH       Sole                     7830                90
Monster Beverage Corp          COM              611740101      713    10020 SH       Sole                     7110              2910
NextEra Energy                 COM              65339f101     4416    64174 SH       Sole                    63299               875
Novartis ADR                   COM              66987V109      465     8325 SH       Sole                     7215              1110
Occidental Petroleum           COM              674599105     2885    33641 SH       Sole                    32206              1435
Oracle Corp.                   COM              68389X105     3048   102634 SH       Sole                    98559              4075
Paychex                        COM              704326107      237     7560 SH       Sole                     7560
PepsiCo Inc.                   COM              713448108     3815    53985 SH       Sole                    51930              2055
Philip Morris Intl Inc.        COM              718172109      231     2644 SH       Sole                     2644
Procter & Gamble               COM              742718109      445     7260 SH       Sole                     7260
Qualcomm                       COM              747525103     4689    84218 SH       Sole                    81733              2485
Range Resources Corp           COM              75281a109     2350    37985 SH       Sole                    36355              1630
Raytheon                       COM              755111507      396     7000 SH       Sole                     6800               200
Royal Dutch Shell A ADR        COM              780259206      248     3685 SH       Sole                     3635                50
Russell Mid-Cap Growth - iShar COM              464287481      474     8013 SH       Sole                     6433              1580
Russell Mid-Cap Index Fund - i COM              464287499     5204    49393 SH       Sole                    48598               795
S&P Global Industrial Index -  COM              464288729      606    12135 SH       Sole                    12065                70
S&P Global Technology Index -  COM              464287291     1123    17340 SH       Sole                    17125               215
S&P Global Telecom Sector - iS COM              464287275      258     4482 SH       Sole                     4422                60
Siemens AG ADR                 COM              826197501      372     4429 SH       Sole                     4429
TJX Co Inc.                    COM              872540109     5075   118214 SH       Sole                   114899              3315
The Southern Company           COM              842587107      210     4540 SH       Sole                     4540
Toronto Dominion Bank          COM              891160509      589     7530 SH       Sole                     6970               560
U.S. Bancorp New               COM              902973304     3985   123903 SH       Sole                   119433              4470
Union Pacific Corp             COM              907818108     2846    23855 SH       Sole                    22955               900
Vanguard Materials             COM              92204a801     3031    38987 SH       Sole                    38442               545
Vanguard Total Stock Market ET COM              922908769      615     8823 SH       Sole                     8644               179
Verizon Communications         COM              92343V104     4251    95660 SH       Sole                    92615              3045
Vodafone Group                 COM              92857W209      393    13960 SH       Sole                    13840               120
YUM! Brands                    COM              988498101      464     7205 SH       Sole                     5370              1835
Digital Realty Trust           REL              253868103      209     2785 SH       Sole                     2785
Realty Income Corp.            REL              756109104     3723    89141 SH       Sole                    87841              1300
Gold Trust - SPDR              OAS              78463v107    12417    80011 SH       Sole                    78938              1073